Liquidity and Going Concern (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 07, 2025	Mar. 07, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Liquidity and Going Concern [Line Items]
Net loss			$ (1,383,874)	$ (1,056,231)	$ (2,557,358)	$ (1,972,892)	$ (2,782,278)	$ (3,732,777)
Net cash outflows					(4,281,093)	(1,650,512)	(2,126,340)	(2,963,625)
Working capital							2,820,624
Gross proceeds					$ 5,602,400		$ (85,400)	$ (553,471)
Initial Public Offering [Member]
Liquidity and Going Concern [Line Items]
Common stock, shares issued (in Shares)	1,640,000	1,640,000			1,640,000
Common stock price per share (in Dollars per share)	$ 4	$ 4	$ 4		$ 4
Gross proceeds	$ 6,560,000				$ 6,560,000